EQUITY	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Equity	NOTE 10 – Equity: Accumulated other comprehensive income (loss) The components of, and changes within, accumulated other comprehensive income attributable to Teva are presented in the table below:
	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance, December 31, 2016	$(2,769)	$(7)	$(302)	$(81)	$(3,159)
Other comprehensive income/(loss) before reclassifications	448	90	2	(9)	531
Amounts reclassified to the statements of income	(52)	(35)	6	1	(80)
Net other comprehensive income/(loss) before tax	396	55	8	(8)	451
Corresponding income tax	-	(1)	-	(5)	(6)
Net other comprehensive income/(loss) after tax*	396	54	8	(13)	445
Balance, March 31, 2017	$(2,373)	$47	$(294)	$(94)	$(2,714)

*Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $70 million gain